Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Geographical Information on Segment Revenues (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 1,062.8	€ 813.7	[1]	€ 644.4
Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	259.0	165.4		125.5
Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	763.4	607.0		497.4
Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40.4	41.2		21.6
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	295.6	278.5		245.9
Germany | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63.3	59.7		53.9
Germany | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	202.8	188.5		172.4
Germany | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29.4	30.3		19.7
Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80.1	82.7		80.3
Switzerland | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8.5	7.6		6.2
Switzerland | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66.9	72.8		74.1
Switzerland | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4.8	2.3		0.0
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	167.0	18.1		6.8
United Kingdom | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8.5	8.1		6.7
United Kingdom | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	158.5	9.9		0.1
United Kingdom | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0.0	0.0		0.0
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34.1	34.1		29.4
Austria | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12.3	11.1		11.1
Austria | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21.3	22.0		17.3
Austria | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0.5	1.0		0.9
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113.0	125.3		99.0
France | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30.0	18.6		19.7
France | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	81.1	104.7		78.8
France | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1.8	1.9		0.5
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	102.9	16.8		0.2
United States of America | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87.9	16.8		0.2
United States of America | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15.0	0.0		0.0
United States of America | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0.0	0.0		0.0
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	270.2	258.2		182.9
Rest of the world | Tennis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48.6	43.5		27.7
Rest of the world | Bike & Outdoor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	217.7	208.9		154.7
Rest of the world | Teamsport
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 3.9	€ 5.7		€ 0.5

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.